Loans and Allowance for Loan Losses, Broken Down by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Individually evaluated	$ 4,830	$ 4,387
Collectively evaluated	574,793	403,724
Total	579,623	408,111
Allowance for Loan Losses
Individually evaluated	849	1,103
Collectively evaluated	4,879	3,624
Total	5,728	4,727	4,511
Real Estate
Loans
Individually evaluated	4,709	4,111
Collectively evaluated	473,832	333,298
Total	478,541	337,409
Allowance for Loan Losses
Individually evaluated	804	917
Collectively evaluated	4,007	3,231
Total	4,811	4,148
Installment and Other
Loans
Individually evaluated	39	55
Collectively evaluated	19,725	16,401
Total	19,764	16,456
Allowance for Loan Losses
Individually evaluated	35	110
Collectively evaluated	300	49
Total	335	159
Commercial Financial And Agricultural
Loans
Individually evaluated	82	221
Collectively evaluated	81,236	54,025
Total	81,318	54,246
Allowance for Loan Losses
Individually evaluated	10	76
Collectively evaluated	572	344
Total	$ 582	$ 420